Accounts receivable	12 Months Ended
Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable	Accounts receivable
Accounts receivable as of December 31, 2023 include unbilled revenue of $107,001 (2022 - $149,015) from the Company’s regulated utilities. Accounts receivable as of December 31, 2023 are presented net of allowance for doubtful accounts of $30,244 (2022 - $24,857).